Convertible Promissory Notes (Details Textual) - USD ($)					1 Months Ended					12 Months Ended
	Dec. 14, 2016	Sep. 15, 2016	Jul. 14, 2016	Jul. 14, 2014	Jan. 31, 2017	Oct. 18, 2016	Sep. 02, 2016	May 19, 2016	Mar. 01, 2016	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2015	Jul. 06, 2015
Common Stock, Par or Stated Value Per Share										$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Convertible Promissory Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage			8.00%		12.00%					24.00%
Debt Conversion Beneficial Ownership Percentage			4.99%		4.99%					4.99%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			52.00%		58.00%					45.00%
Common Stock, Par or Stated Value Per Share										$ 0.0001
Debt Instrument, Maturity Date		Mar. 14, 2017	Jan. 13, 2017	Jan. 13, 2017	Nov. 05, 2017
Redeemable Convertible Debt [Member]
Convertible Notes Payable								$ 75,000
Debt Instrument, Interest Rate, Stated Percentage						7.00%		8.00%		8.00%
Debt Conversion Beneficial Ownership Percentage						9.99%		4.99%		4.99%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger						57.50%		52.00%		52.00%
Debt Instrument, Maturity Date						Jul. 18, 2017		May 19, 2017		May 19, 2017
Interest Expense, Debt										$ 49,336
Convertible Notes Six [Member]
Convertible Notes Payable						$ 100,000
Convertible Notes Seven [Member]
Convertible Notes Payable						25,000
Convertible Note Two [Member]
Convertible Notes Payable							$ 150,000		$ 150,000
Debt Conversion, Original Debt, Amount							$ 38,250
Convertiable Note Eight [Member]
Convertible Notes Payable						$ 140,000
Debt Instrument, Interest Rate, Stated Percentage						7.00%
Debt Conversion Beneficial Ownership Percentage						9.99%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger						80.00%
Debt Instrument, Maturity Date						Jul. 18, 2017
Convertible Note Three [Member]
Convertible Notes Payable									150,000
Convertible Note One [Member]
Convertible Notes Payable	$ 75,000				$ 33,000			$ 75,000
Debt Instrument, Maturity Date								Nov. 19, 2016
Debt Conversion, Original Debt, Amount	$ 5,231
Convertible Note Two and Three [Member]
Convertible Notes Payable									$ 150,000
Debt Instrument, Maturity Date									Sep. 01, 2016
Convertible Note Four [Member]
Convertible Notes Payable			$ 75,000
Convertible Note Five [Member]
Convertible Notes Payable		$ 30,000